Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Components of Other Comprehensive Income on Pre-Tax and After-Tax Basis

The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in thousands)	2016
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$15,344	$(5,370)	$9,974
Less: reclassification adjustment of realized capital gains and losses	(22,431)	7,851	(14,580)

Unrealized net capital gains and losses	37,775	(13,221)	24,554
Unrealized foreign currency translation adjustments	1,751	(613)	1,138

Other comprehensive income (loss)	$39,526	$(13,834)	$25,692

	2015
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$13,084	$(4,580)	$8,504
Less: reclassification adjustment of realized capital gains and losses	32,308	(11,308)	21,000

Unrealized net capital gains and losses	(19,224)	6,728	(12,496)
Unrealized foreign currency translation adjustments	(1,803)	631	(1,172)

Other comprehensive income (loss)	$(21,027)	$7,359	$(13,668)

	2014
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$92,340	$(32,319)	$60,021
Less: reclassification adjustment of realized capital gains and losses	64,197	(22,469)	41,728

Unrealized net capital gains and losses	28,143	(9,850)	18,293
Unrealized foreign currency translation adjustments	(1,436)	502	(934)

Other comprehensive income (loss)	$26,707	$(9,348)	$17,359